Share repurchase plans (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of share repurchase programs

	Year ended December 31
Common share repurchases	2022	2021	2020
Acquired number of shares (to the nearest 1)	102,000	534,828	3,452,000
Average cost per common share	38.21	36.93	25.10
Total cost (in US dollars)	3,897,268	19,753,336	86,639,889